ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 251	$ 255
Government authorities	867	621
Accrued vacation pay	171	175
Accrued expenses	2,303	1,478
Factoring advance payments	120	167
Capital leases - current portion	254	271
Other	358	463
Total accrued expenses and other accounts payable	$ 4,324	$ 3,430